GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

	3 months ended March 31,
	2025	2024
Compensation	$172,000	$172,000
Share based compensation	21,438	327,687
Professional fees	16,095	143,832
Other	49,353	86,016
Total general and administrative expenses	$258,886	$729,535

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2024	2023
Compensation	$655,182	$947,333
Share based compensation	976,386	187,043
Professional fees	347,119	126,285
Other	271,031	304,652
Total general and administrative expenses	$2,249,718	$1,565,313